BUSINESS COMBINATION AND ASSET ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF FAIR VALUE OF AGGREGATED NET ASSETS ACQUIRED

The purchase price allocation was determined by the Company with assistance of a third-party valuation. The purchase price was allocated on the acquisition date as follows:

Cash and cash equivalents	$1,489,581
Inventories	259,086
Prepaid expense and other current assets	114,379
Property and equipment, net	650,119
Intangible assets, net	1,534,349
Operating lease right-of-use assets	1,187,640
Long-term prepayments	398,834
Other assets	352,802
Accounts payable	(399,037)
Accrued liabilities and other current liabilities	(354,557)
Advance from customers	(726,857)
Operating lease liabilities, current	(832,314)
Current portion of long-term loans	(35,742)
Income tax payable	(47,229)
Deferred tax liabilities	(345,269)
Operating lease liabilities, non-current	(405,107)
Other liabilities	(269,155)
Total identifiable net assets	2,571,523
Goodwill	3,154,067
Total purchase consideration	$5,725,590

SCHEDULE OF TOTAL PURCHASE CONSIDERATION
Cash consideration	$7,029
Effective settlement of preexisting loans	705,528
Total consideration	$712,557

Kijimadairakanko Inc [Member]
SCHEDULE OF FAIR VALUE OF AGGREGATED NET ASSETS ACQUIRED

The following table summarizes the amounts for the Kijima acquisition which were allocated to the fair value of aggregated net assets acquired:

Cash and cash equivalents	$729,580
Accounts receivable	36,389
Inventories	17,636
Prepaid expenses and other current assets	5,717
Property and equipment, net	889,397
Other assets	30,983
Accounts payable	(143,340)
Advances from customers	(647,061)
Income tax payable	(1,250)
Long-term loans	(205,494)
Net assets acquired	$712,557